15. STOCK OPTIONS AND WARRANTS (Details-Option Activity) - Employee Stock Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of Options
Number of Options Outstanding, Beginning	19,917,007	15,337,007
Number of Options Granted	645,000	5,380,000
Number of Options Exercised	0	0
Number of Options Forfeited	(1,095,000)	(800,000)
Number of Options Expired	(4,250,343)	0
Number of Options Outstanding, Ending	15,216,664	19,917,007
Number of Options Exercisable, Ending	13,479,165
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding, Beginning	$ 0.25	$ 0.28
Weighted Average Exercise Price Granted	0.16	0.15
Weighted Average Exercise Price Forfeited	0.19	0.19
Weighted Average Exercise Price Expired	0.33
Weighted Average Exercise Price Outstanding, Ending	0.23	$ 0.25
Weighted Average Exercise Price Exercisable, Ending	0.24
Weighted average grant date fair value	$ 0.10